Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Summary Of VIEs Consolidated By FHN
The following table summarizes VIEs consolidated by FHN as of December 31, 2018 and December 31, 2017:

	December 31, 2018		December 31, 2017
	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$—	N/A	$—	N/A
Loans, net of unearned income	16,213	N/A	24,175	N/A
Less: Allowance for loan losses	—	N/A	—	N/A
Total net loans	16,213	N/A	24,175	N/A
Other assets	35	$78,446	47	$80,479
Total assets	$16,248	$78,446	$24,222	$80,479
Liabilities:
Term borrowings	$2,981	N/A	$11,226	N/A
Other liabilities	—	$56,700	2	$61,733
Total liabilities	$2,981	$56,700	$11,228	$61,733

Summary of the Impact of Qualifying LIHTC Investments
The following table summarizes the impact to the Provision/(benefit) for income taxes on the Consolidated Statements of Income for the years ended December 31, 2018, 2017 and 2016 for LIHTC investments accounted for under the proportional amortization method.

(Dollars in thousands)	2018	2017	2016
Provision/(benefit) for income taxes:
Amortization of qualifying LIHTC investments (a)	$10,793	$14,037	$14,223
Low income housing tax credits	(10,232)	(11,037)	(10,100)
Other tax benefits related to qualifying LIHTC investments	(7,370)	(5,045)	(9,779)
(a) 2017 reflects increased amortization due the effects of the Tax Act.

Summary Of VIEs Not Consolidated By FHN
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2018:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type:
Low income housing partnerships	$156,056	$80,427	(a)
Other tax credit investments (b) (c)	3,619	—	Other assets
Small issuer trust preferred holdings (d)	270,585	—	Loans, net of unearned income
On-balance sheet trust preferred securitization	37,532	76,642	(e)
Proprietary residential mortgage securitizations	1,524	—	Trading securities
Holdings of agency mortgage-backed securities (d)	4,842,630	—	(f)
Commercial loan troubled debt restructurings (g)	40,590	—	Loans, net of unearned income
Sale-leaseback transaction	16,327	—	(h)
Proprietary trust preferred issuances (i)	—	167,014	Term borrowings

(a)
Maximum loss exposure represents $75.6 million of current investments and $80.4 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2020.

(b)	A liability is not recognized as investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. Of the initial investment, $2.7 million was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.

(e)	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $76.6 million classified as Term borrowings.

(f)	Includes $.5 billion classified as Trading securities and $4.4 billion classified as Securities available-for-sale.

(g)
Maximum loss exposure represents $38.2 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(h)	Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.

(i)	No exposure to loss due to nature of FHN's involvement.
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2017:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type:
Low income housing partnerships	$94,798	$33,348	(a)
Other tax credit investments (b) (c)	20,394	—	Other assets
Small issuer trust preferred holdings (d)	332,455	—	Loans, net of unearned income
On-balance sheet trust preferred securitization	48,817	65,357	(e)
Proprietary residential mortgage securitizations	2,151	—	Trading securities
Holdings of agency mortgage-backed securities (d)	5,349,287	—	(f)
Commercial loan troubled debt restructurings (g)	19,411	—	Loans, net of unearned income
Sale-leaseback transaction	14,827	—	(h)
Proprietary trust preferred issuances (i)	—	212,378	Term borrowings

(a)
Maximum loss exposure represents $61.5 million of current investments and $33.3 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2020.

(b)	A liability is not recognized as investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.

(e)	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $65.4 million classified as Term borrowings.

(f)	Includes $.5 billion classified as Trading securities and $4.8 billion classified as Securities available-for-sale.

(g)
Maximum loss exposure represents $19.1 million of current receivables and $.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(h)	Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.

(i)	No exposure to loss due to nature of FHN's involvement.